Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Dividend Growth Fund
Growth Opportunities Fund
Small Cap Value Fund

For the period ended February 28, 2022

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 28, 2022

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 97.44%

COMMON STOCKS 97.44%

Aerospace & Defense 4.37%
Northrop Grumman Corp.		172,000	$76,048,080
Raytheon Technologies Corp.		671,241	68,936,451
Total			144,984,531

Banks 2.59%
JPMorgan Chase & Co.		606,300	85,973,340

Beverages 2.88%
Coca-Cola Co. (The)		1,535,179	95,549,541

Biotechnology 2.14%
AbbVie, Inc.		480,407	70,989,742

Capital Markets 8.77%
Ameriprise Financial, Inc.		275,800	82,682,082
BlackRock, Inc.		55,300	41,137,117
Morgan Stanley		1,062,400	96,402,176
Partners Group Holding AG(a)	CHF	11,276	15,242,768
S&P Global, Inc.		147,200	55,303,040
Total			290,767,183

Chemicals 0.92%
Air Products & Chemicals, Inc.		129,500	30,600,850

Construction Materials 1.42%
Vulcan Materials Co.		259,105	47,014,602

Consumer Finance 2.16%
American Express Co.		367,573	71,507,651

Containers & Packaging 1.16%
Avery Dennison Corp.		218,652	38,526,482

Distributors 1.32%
Pool Corp.		95,600	43,840,248

Electric: Utilities 2.75%
NextEra Energy, Inc.		1,163,100	91,035,837
Investments	Shares	Fair Value
Equity Real Estate Investment Trusts 2.11%
American Tower Corp.	308,700	$70,034,769

Food & Staples Retailing 3.11%
Costco Wholesale Corp.	102,728	53,341,514
Walmart, Inc.	368,170	49,761,857
Total		103,103,371

Health Care Equipment & Supplies 1.96%
Abbott Laboratories	539,100	65,026,242

Health Care Providers & Services 2.79%
UnitedHealth Group, Inc.	194,200	92,413,954

Hotels, Restaurants & Leisure 2.00%
McDonald’s Corp.	205,926	50,404,507
Starbucks Corp.	173,646	15,938,966
Total		66,343,473

Industrial Conglomerates 1.92%
Honeywell International, Inc.	335,500	63,661,125

Information Technology Services 3.16%
Accenture plc Class A (Ireland)(b)	172,800	54,608,256
Jack Henry & Associates, Inc.	283,200	50,069,760
Total		104,678,016

Insurance 4.29%
American Financial Group, Inc./OH	434,800	58,867,572
Arthur J Gallagher & Co.	333,853	52,812,206
Chubb Ltd. (Switzerland)(b)	150,000	30,546,000
Total		142,225,778

Life Sciences Tools & Services 3.88%
Agilent Technologies, Inc.	197,800	25,785,208
Danaher Corp.	176,100	48,323,601
West Pharmaceutical Services, Inc.	141,100	54,616,988
Total		128,725,797

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 28, 2022

Investments	Shares		Fair Value
Machinery 3.64%
Dover Corp.		361,300	$56,673,518
Parker-Hannifin Corp.		164,191	48,664,571
Stanley Black & Decker, Inc.		94,800	15,423,960
Total			120,762,049

Media 1.17%
Comcast Corp. Class A		831,000	38,857,560

Metals & Mining 0.87%
Reliance Steel & Aluminum Co.		150,900	28,802,283

Multi-Utilities 0.78%
CMS Energy Corp.		406,000	25,988,060

Oil, Gas & Consumable Fuels 4.07%
Exxon Mobil Corp.		920,730	72,203,647
Marathon Petroleum Corp.		806,100	62,771,007
Total			134,974,654

Personal Products 1.72%
Estee Lauder Cos., Inc. (The) Class A		192,600	57,073,158

Pharmaceuticals 2.42%
Roche Holding AG(a)	CHF	100,132	37,923,325
Zoetis, Inc.		219,000	42,409,350
Total			80,332,675

Road & Rail 2.40%
Union Pacific Corp.		323,700	79,614,015

Semiconductors & Semiconductor Equipment 6.54%
Analog Devices, Inc.		319,100	51,148,539
KLA Corp.		87,100	30,354,350
Microchip Technology, Inc.		182,234	12,816,517
NVIDIA Corp.		221,000	53,890,850
Texas Instruments, Inc.		404,400	68,743,956
Total			216,954,212
Investments	Shares	Fair Value
Software 7.80%
Intuit, Inc.	55,900	$26,517,283
Microsoft Corp.	776,400	231,980,556
Total		258,497,839

Specialty Retail 4.34%
Home Depot, Inc. (The)	138,200	43,647,706
Lowe’s Cos., Inc.	319,775	70,689,462
TJX Cos., Inc. (The)	448,100	29,619,410
Total		143,956,578

Technology Hardware, Storage & Peripherals 4.11%
Apple, Inc.	826,103	136,406,127

Textiles, Apparel & Luxury Goods 1.88%
NIKE, Inc. Class B	456,900	62,389,695
Total Common Stocks (cost $2,532,997,667)		3,231,611,437

	Principal Amount

SHORT-TERM INVESTMENTS 2.73%

REPURCHASE AGREEMENTS 2.73%
Repurchase Agreement dated 2/28/2022, 0.00% due 3/1/2022 with Fixed Income Clearing Corp. collateralized by $45,933,700 of U.S. Treasury Inflation Indexed Note at 0.125% due 04/15/2025; $42,107,600 of U.S. Treasury Note at 0.25% due 06/30/2025; value: $92,329,689; proceeds: $90,519,197 (cost $90,519,197)	$90,519,197	90,519,197
Total Investments in Securities 100.17% (cost $2,623,516,864)		3,322,130,634
Other Assets and Liabilities – Net(c) (0.17)%		(5,799,611)
Net Assets 100.00%		$3,316,331,023

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 28, 2022

CHF	Swiss Franc.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Other Assets and Liabilities – Net include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at February 28, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2022	85	Long	$19,803,483	$18,564,000	$(1,239,483)

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Capital Markets	$275,524,415	$15,242,768	$–	$290,767,183
Pharmaceuticals	42,409,350	37,923,325	–	80,332,675
Remaining Industries	2,860,511,579	–	–	2,860,511,579
Short-Term Investments
Repurchase Agreements	–	90,519,197	–	90,519,197
Total	$3,178,445,344	$143,685,290	$–	$3,322,130,634
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,239,483)	–	–	(1,239,483)
Total	$(1,239,483)	$–	$–	$(1,239,483)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.10%

COMMON STOCKS 98.10%

Aerospace & Defense 3.69%
CAE, Inc. (Canada)*(a)	392,817	$10,511,783
TransDigm Group, Inc.*	25,058	16,703,412
Total		27,215,195

Air Freight & Logistics 1.52%
GXO Logistics, Inc.*	133,322	11,189,715

Banks 2.16%
First Republic Bank	46,389	8,037,358
Western Alliance Bancorp	83,983	7,872,567
Total		15,909,925

Beverages 1.09%
Brown-Forman Corp. Class B	123,614	8,063,341

Biotechnology 3.95%
Argenx SE ADR*	24,185	6,958,266
Genmab A/S ADR*	147,244	4,926,784
Mirati Therapeutics, Inc.*	31,662	2,795,438
Natera, Inc.*	95,332	6,268,079
Seagen, Inc.*	63,497	8,182,859
Total		29,131,426

Capital Markets 1.66%
Moody’s Corp.	12,832	4,132,289
MSCI, Inc.	16,171	8,112,829
Total		12,245,118

Communications Equipment 1.04%
Arista Networks, Inc.*	62,746	7,700,817

Construction Materials 1.82%
Vulcan Materials Co.	73,899	13,408,974

Containers & Packaging 2.73%
Avery Dennison Corp.	45,895	8,086,699
Ball Corp.	133,806	12,007,750
Total		20,094,449
Investments	Shares	Fair Value
Electrical Equipment 1.26%
AMETEK, Inc.	71,323	$9,257,012

Electronic Equipment, Instruments & Components 3.14%
Amphenol Corp. Class A	212,592	16,159,118
Trimble, Inc.*	99,986	6,974,023
Total		23,133,141

Entertainment 1.66%
Roku, Inc.*	56,957	7,947,210
Warner Music Group Corp. Class A	119,152	4,315,686
Total		12,262,896

Equity Real Estate Investment Trusts 1.84%
SBA Communications Corp.	44,647	13,545,453

Food & Staples Retailing 1.24%
Sysco Corp.	105,298	9,171,456

Food Products 1.07%
McCormick & Co., Inc.	82,908	7,890,354

Health Care Equipment & Supplies 5.28%
Align Technology, Inc.*	10,851	5,549,852
DexCom, Inc.*	36,227	14,994,718
IDEXX Laboratories, Inc.*	10,762	5,729,151
Insulet Corp.*	40,569	10,738,209
The Cooper Cos., Inc.	4,666	1,908,487
Total		38,920,417

Health Care Technology 2.11%
Inspire Medical Systems, Inc.*	20,479	4,998,105
Veeva Systems, Inc. Class A*	46,168	10,574,780
Total		15,572,885

Hotels, Restaurants & Leisure 6.62%
Chipotle Mexican Grill, Inc.*	10,256	15,623,478
Churchill Downs, Inc.	40,261	9,697,667
Hilton Worldwide Holdings, Inc.*	91,942	13,686,486

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2022

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure (continued)
Planet Fitness, Inc. Class A*	50,588	$4,281,262
Wingstop, Inc.	38,058	5,531,730
Total		48,820,623

Household Products 0.92%
Church & Dwight Co., Inc.	69,443	6,794,998

Industrial Conglomerates 1.24%
Roper Technologies, Inc.	20,454	9,167,892

Information Technology Services 3.57%
Genpact Ltd.	210,074	8,789,496
Jack Henry & Associates, Inc.	56,464	9,982,835
MongoDB, Inc.*	5,761	2,200,644
Twilio, Inc. Class A*	30,767	5,378,072
Total		26,351,047

Insurance 0.67%
Goosehead Insurance, Inc. Class A	56,534	4,917,327

Interactive Media & Services 1.70%
Bumble, Inc. Class A*	141,782	3,633,873
Match Group, Inc.*	80,023	8,921,764
Total		12,555,637

Internet & Direct Marketing Retail 1.24%
DoorDash, Inc. Class A*	19,926	2,091,234
Etsy, Inc.*	45,413	7,034,019
Total		9,125,253

Life Sciences Tools & Services 5.60%
10X Genomics, Inc. Class A*	64,645	5,266,628
Agilent Technologies, Inc.	93,634	12,206,128
Bio-Rad Laboratories, Inc. Class A*	5,060	3,167,358
Repligen Corp.*	42,701	8,399,287
West Pharmaceutical Services, Inc.	31,686	12,265,017
Total		41,304,418
Investments	Shares		Fair Value
Machinery 3.62%
Fortive Corp.		132,186	$8,559,044
Parker-Hannifin Corp.		40,052	11,871,012
Stanley Black & Decker, Inc.		38,337	6,237,430
Total			26,667,486

Personal Products 0.74%
Shiseido Co., Ltd.(b)	JPY	94,762	5,438,021

Pharmaceuticals 1.82%
Catalent, Inc.*		77,796	7,938,304
Zoetis, Inc.		28,185	5,458,025
Total			13,396,329

Road & Rail 3.08%
Old Dominion Freight Line, Inc.		57,025	17,907,561
XPO Logistics, Inc.*		65,622	4,769,407
Total			22,676,968

Semiconductors & Semiconductor Equipment 6.97%
Analog Devices, Inc.		61,924	9,925,798
Azenta, Inc.		94,244	8,248,235
Enphase Energy, Inc.*		53,244	8,875,775
Lam Research Corp.		11,710	6,573,408
Microchip Technology, Inc.		143,838	10,116,127
NXP Semiconductors NV (Netherlands)(a)		40,077	7,619,439
Total			51,358,782

Software 16.89%
AppLovin Corp. Class A*		56,410	3,276,293
Bill.com Holdings, Inc.*		31,479	7,488,224
Cadence Design Systems, Inc.*		138,660	20,997,284
Crowdstrike Holdings, Inc. Class A*		65,432	12,772,981
Datadog, Inc. Class A*		96,887	15,609,465
DocuSign, Inc.*		17,329	2,052,273
HubSpot, Inc.*		21,222	11,141,550

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2022

Investments	Shares	Fair Value
Software (continued)
Palo Alto Networks, Inc.*	38,110	$22,646,867
Paycom Software, Inc.*	32,993	11,191,556
Qualtrics International, Inc. Class A*	136,391	4,136,739
Trade Desk, Inc. (The) Class A*	154,893	13,215,471
Total		124,528,703

Specialty Retail 4.14%
Burlington Stores, Inc.*	47,196	10,661,104
Five Below, Inc.*	49,391	8,080,862
Tractor Supply Co.	57,948	11,809,223
Total		30,551,189

Textiles, Apparel & Luxury Goods 2.02%
Canada Goose Holdings, Inc. (Canada)*(a)	80,436	2,099,379
Lululemon Athletica, Inc. (Canada)*(a)	39,680	12,695,219
On Holding AG Class A (Switzerland)*(a)(c)	2,719	66,208	(d)
Total		14,860,806
Total Common Stocks (cost $580,673,307)		723,228,053

	Principal Amount

SHORT-TERM INVESTMENTS 1.51%

Repurchase Agreements 1.50%
Repurchase Agreement dated 2/28/2022, 0.00% due 3/1/2022 with Fixed Income Clearing Corp. collateralized by $11,896,400 of U.S. Treasury Note at 0.25% due 06/30/2025; value: $11,299,456; proceeds: $11,077,819 (cost $11,077,819)	$11,077,819	11,077,819
Investments	Shares	Fair Value
Money Market Funds 0.01%
Fidelity Government Portfolio(e) (cost $59,336)	59,336	$59,336

Time Deposits 0.00%
CitiBank N.A.(e) (cost $6,594)	6,594	6,594
Total Short-Term Investments (cost $11,143,749)		11,143,749
Total Investments in Securities 99.61% (cost $591,817,056)		734,371,802
Other Assets and Liabilities – Net 0.39%		2,858,572
Net Assets 100.00%		$737,230,374

ADR	American Depositary Receipt.
JPY	Japanese yen.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Security was purchased with the cash collateral from loaned securities.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2022

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Personal Products	$–	$5,438,021	$–	$5,438,021
Textiles, Apparel & Luxury Goods	14,794,598	–	66,208	14,860,806
Remaining Industries	702,929,226	–	–	702,929,226
Short-Term Investments
Repurchase Agreements	–	11,077,819	–	11,077,819
Money Market Funds	59,336	–	–	59,336
Time Deposits	–	6,594	–	6,594
Total	$717,783,160	$16,522,434	$66,208	$734,371,802

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2022

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 99.18%

COMMON STOCKS 99.18%

Airlines 1.01%
Hawaiian Holdings, Inc.*		262,514	$5,035,018

Auto Components 1.50%
American Axle & Manufacturing Holdings, Inc.*		809,712	7,497,933

Automobiles 1.46%
Harley-Davidson, Inc.		175,672	7,255,254

Banks 12.80%
Bancorp, Inc. (The)*		430,479	12,613,035
Customers Bancorp, Inc.*		247,811	15,252,767
First BanCorp		765,144	10,803,833
Metropolitan Bank Holding Corp.*		55,336	5,658,106
PacWest Bancorp		240,349	11,878,048
Wintrust Financial Corp.		76,504	7,601,437
Total			63,807,226

Biotechnology 0.48%
SpringWorks Therapeutics, Inc.*		42,581	2,409,659

Building Products 1.67%
Masonite International Corp.*		88,403	8,339,055

Capital Markets 4.62%
Bridge Investment Group Holdings, Inc. Class A		352,471	7,363,119
CI Financial Corp.(a)	CAD	376,700	6,166,884
Evercore, Inc. Class A		44,218	5,616,128
Moelis & Co. Class A		80,750	3,892,957
Total			23,039,088

Chemicals 4.15%
Avient Corp.		198,784	10,414,294
Valvoline, Inc.		317,300	10,258,309
Total			20,672,603
Investments	Shares	Fair Value
Commercial Services & Supplies 1.13%
SP Plus Corp.*	188,775	$5,634,934

Construction & Engineering 1.19%
EMCOR Group, Inc.	51,568	5,958,167

Construction Materials 1.34%
Eagle Materials, Inc.	48,977	6,701,523

Containers & Packaging 0.70%
Pactiv Evergreen, Inc.	364,490	3,506,394

Diversified Financial Services 1.37%
Compass Diversified Holdings	286,487	6,806,931

Electric: Utilities 1.65%
IDACORP, Inc.	79,064	8,218,703

Electrical Equipment 1.35%
GrafTech International Ltd.	667,286	6,726,243

Electronic Equipment, Instruments & Components 0.94%
Mirion Technologies, Inc.*(b)	548,482	4,684,036

Energy Equipment & Services 1.48%
NOV, Inc.	430,436	7,381,977

Entertainment 1.65%
Marcus Corp. (The)*(b)	452,742	8,230,849

Equity Real Estate Investment Trusts 5.63%
Innovative Industrial Properties, Inc.	26,233	4,943,871
National Storage Affiliates Trust	129,933	7,571,196
STAG Industrial, Inc.	226,800	8,836,128
Sunstone Hotel Investors, Inc.*	636,946	6,738,889
Total		28,090,084

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2022

Investments	Shares	Fair Value
Food Products 1.26%
Vita Coco Co., Inc. (The)*(b)	541,151	$6,271,940

Health Care Equipment & Supplies 1.04%
CONMED Corp.	35,488	5,186,926

Health Care Providers & Services 3.33%
AMN Healthcare Services, Inc.*	72,738	7,720,411
Tenet Healthcare Corp.*	103,000	8,856,970
Total		16,577,381

Household Durables 1.00%
Helen of Troy Ltd.*	24,198	4,976,803

Household Products 1.48%
Spectrum Brands Holdings, Inc.	79,313	7,358,660

Information Technology Services 3.20%
Euronet Worldwide, Inc.*	45,473	5,831,003
International Money Express, Inc.*	630,183	10,120,739
Total		15,951,742

Insurance 4.92%
American Equity Investment Life Holding Co.	222,935	8,402,420
Kemper Corp.	98,021	5,238,242
Selective Insurance Group, Inc.	25,258	2,101,213
Stewart Information Services Corp.	129,470	8,788,424
Total		24,530,299

Interactive Media & Services 1.79%
Cars.com, Inc.*	551,911	8,929,920

Machinery 6.03%
Alamo Group, Inc.	44,090	6,133,360
Columbus McKinnon Corp.	183,774	8,387,446
Crane Co.	99,190	10,026,125
Miller Industries, Inc.	178,284	5,523,238
Total		30,070,169
Investments	Shares		Fair Value
Media 1.07%
Criteo SA ADR*		159,742	$5,313,019

Oil, Gas & Consumable Fuels 6.35%
Centennial Resource Development, Inc. Class A*		747,935	6,566,869
Chesapeake Energy Corp.		158,603	12,252,082
MEG Energy Corp.*(a)	CAD	983,100	12,836,532
Total			31,655,483

Personal Products 1.59%
BellRing Brands, Inc. Class A*(b)		311,005	7,952,398

Pharmaceuticals 2.49%
NGM Biopharmaceuticals, Inc.*		131,626	1,955,963
Organon & Co.		280,722	10,479,352
Total			12,435,315

Professional Services 1.72%
TrueBlue, Inc.*		314,893	8,565,090

Real Estate Management & Development 1.17%
Marcus & Millichap, Inc.*		117,358	5,836,213

Semiconductors & Semiconductor Equipment 3.96%
Azenta, Inc.		61,909	5,418,276
Ichor Holdings Ltd.*		143,110	5,041,765
Silicon Motion Technology Corp. ADR		127,879	9,276,343
Total			19,736,384

Software 1.81%
CommVault Systems, Inc.*		91,048	5,727,830
Rimini Street, Inc.*		731,676	3,314,492
Total			9,042,322

Specialty Retail 3.16%
JOANN, Inc.(b)		641,148	7,296,264
Sally Beauty Holdings, Inc.*		488,103	8,434,420
Total			15,730,684

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2022

Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 0.70%
Diebold Nixdorf, Inc.*	400,911	$3,487,926

Thrifts & Mortgage Finance 1.95%
Axos Financial, Inc.*	177,190	9,699,380

Tobacco 1.28%
Turning Point Brands, Inc.	190,672	6,391,325

Trading Companies & Distributors 1.76%
Applied Industrial Technologies, Inc.	86,670	8,762,337
Total Common Stocks (cost $434,180,789)		494,457,393
Investments	Shares	Fair Value
SHORT-TERM INVESTMENTS 1.10%

Money Market Funds 0.99%
Fidelity Government Portfolio(c) (cost $4,939,524)	4,939,524	$4,939,524

Time Deposits 0.11%
CitiBank N.A.(c) (cost $548,836)	548,836	548,836
Total Short-Term Investments (cost $5,488,360)		5,488,360
Total Investments in Securities 100.28% (cost $439,669,149)		499,945,753
Other Assets and Liabilities - Net (0.28)%		(1,400,154)
Net Assets 100.00%		$498,545,599

ADR	American Depositary Receipt.
CAD	Canadian Dollar.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$494,457,393	$–	$–	$494,457,393
Short-Term Investments
Money Market Funds	4,939,524	–	–	4,939,524
Time Deposits	–	548,836	–	548,836
Total	$499,396,917	$548,836	$–	$499,945,753

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

10	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three separate funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements—Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable

11

Notes to Schedule of Investments (unaudited)(continued)

inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax return remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax return may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

12

Notes to Schedule of Investments (unaudited)(concluded)

The initial collateral received by the Funds are required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Funds’ agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of February 28, 2022, the market value of securities loaned and collateral received for the Funds was as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Growth Opportunities Fund	$65,526	$65,930
Small Cap Value Fund	5,400,837	5,448,360

13

QPHR-RES-1Q
(4/22)